Share-based payments (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Reserve Activity

The continuity of share-based payments reserve activity during the periods was as follows:

	March 31, 2026	December 31, 2025
Balance, beginning of the period	$95,624,841	$93,515,510
Vesting and forfeiture of DSUs	367,994	2,321,445
Vesting of RSUs	1,485,832	40,747,669
DSU exercise	(482,810)	(15,467,160)
RSU exercise	(4,312,500)	(13,321,000)
Option exercise	—	(80,511)
Expired options	—	(12,091,112)
Balance, end of the period	$92,683,357	$95,624,841

Schedule of share options transactions

Share option transactions continuity during the periods were as follows (in number of options):

	Three months ended March 31, 2026		Year ended December 31, 2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of period	75,000	$16.00	913,125	$10.17
Exercised	—	0.00	(10,000)	4.00
Expired	—	0.00	(828,125)	9.72
Balance, end of period	75,000	$16.00	75,000	$16.00

Schedule of outstanding options common shares

At March 31, 2026, outstanding options to acquire common shares of the Company were as follows:

Date of expiry	Options outstanding	Options exercisable	Exercise price
January 20, 2027	62,500	62,500	$16.00
May 11, 2028	12,500	12,500	$16.00
	75,000	75,000

Schedule of deferred share units

DSU transactions continuity during the periods were as follows (in number of DSUs):

	Three months ended March 31, 2026	Year ended December 31, 2025
Balance, beginning of period	3,806,083	4,102,083
Exercised	(74,000)	(962,500)
Granted	—	666,500
Balance, end of period	3,732,083	3,806,083

Schedule of RSU transactions continuity

RSU transactions continuity during the periods were as follows (in number of RSUs):

	Three months ended March 31, 2026	Year ended December 31, 2025
Balance, beginning of period	5,046,925	4,425,625
Granted	—	1,796,300
Exercised	(287,500)	(900,000)
Forfeit		(275,000)
Balance, end of period	4,759,425	5,046,925